MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2025
Investments, Debt and Equity Securities [Abstract]
Schedule of available-for-sale marketable securities
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
As of December 31, 2025:
Available-for-sale – matures within one year:
U.S. Treasury	$9,276	$8	$-	$9,284

As of December 31, 2024:
Available-for-sale – matures within one year:
U.S. Treasury	$23,618	$11	$-	$23,629